Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2023	2022
Cost:

Computer and peripheral equipment	$10,706	$10,629
Office furniture and equipment	6,200	4,988
Machinery and equipment	37,614	37,702
Leasehold improvements	24,946	21,373
Building and land	20,091	19,947

	99,557	94,639

Accumulated depreciation	(48,652)	(34,176)

Property, plant and equipment, net	$50,905	$60,463